UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/17

Item 1. Schedule of Investments.

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin Floating Rate Master Series
				% of Net
	Country	Shares	Value	Assets
Common Stocks
Oil & Gas Exploration & Production
[a] Samson Resources II LLC	United States	155,501	$3,071,145	0.15
Steel
[a,b] Warrior Met Coal Inc	United States	40,359	693,213	0.03
Total Common Stocks (Cost $7,937,218)			3,764,358	0.18

		Principal
		Amount*
[c] Senior Floating Rate Interests
Aerospace & Defense
Avolon TLB Borrower I, Initial Term B-1 Loans, 3.243%, 7/20/20.	United States	$7,000,000	7,085,001	0.34
[d] Delos Finance S.A.R.L. (ILFC), New Loan, 3.397%, 10/06/23	Luxembourg	32,284,435	32,620,742	1.57
Digitalglobe Inc., Term Loan B, 3.743%, 1/15/24	United States	2,534,120	2,547,847	0.12
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	3,923,627	3,802,650	0.19
[d]Term B Loans, 4.647%, 4/09/20	United States	20,767,694	20,369,640	0.98
Leidos (Abacus Innovations Corp.), B Term Loan, 3.25%, 8/16/23	United States	1,587,403	1,605,261	0.08
			68,031,141	3.28
Agricultural Products
[d] Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.156%,
7/16/21	United States	1,750,335	1,755,805	0.08
Air Freight & Logistics
[d] XPO Logistics Inc., Loans, 3.405%, 11/01/21	United States	8,683,186	8,729,858	0.42
Airlines
Air Canada, Term Loan, 3.90%, 10/06/23	Canada	17,072,526	17,207,690	0.83
American Airlines Inc.,
2017 Replacement Term Loans, 2.993%, 6/27/20.	United States	8,022,936	8,036,976	0.39
Class B Term Loans, 3.493%, 4/28/23	United States	7,229,192	7,253,793	0.35
Class B Term Loans, 3.494%, 12/14/23.	United States	16,098,633	16,153,416	0.78
[d] Flying Fortress Inc. (ILFC), New Loan, 3.397%, 10/30/22	United States	18,210,912	18,381,639	0.88
United Air Lines Inc., Class B Term Loans, 3.422%, 4/01/24	United States	2,586,131	2,597,042	0.12
			69,630,556	3.35
Apparel Retail
[d] Ascena Retail Group Inc., Tranche B Term Loan, 5.50%, 8/21/22	United States	52,146,311	47,257,595	2.28
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50% - 4.563%,
6/18/21	United States	2,516,353	2,421,989	0.11
			49,679,584	2.39
Auto Parts & Equipment
American Axle and Manufacturing Inc., Tranche B Term Loan, 3.24%,
4/06/24	United States	1,979,373	1,973,682	0.09
TI Group Automotive Systems LLC, Initial US Term Loan, 3.743%,
6/30/22	United States	20,136,640	20,287,665	0.98
			22,261,347	1.07
Automobile Manufacturers
[d] FCA U.S. LLC (Chrysler Group), Term Loan B, 5.00%, 12/31/18	United States	3,000,000	3,011,475	0.15

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Broadcasting
Gray Television Inc., Term B-2 Loan, 3.483%, 2/07/24	United States	$10,439,306	$10,546,308	0.51
[d] Marshall Broadcasting Group Inc., Term A Loans, 5.00%, 6/28/18	United States	304,392	304,392	0.01
Mission Broadcasting Inc., Term B Loans, 3.994%, 1/17/24	United States	560,101	564,565	0.03
Nexstar Broadcasting Group Inc., Term B Loans, 3.994%, 1/17/24	United States	5,777,250	5,823,289	0.28
[d] Nexstar Broadcasting Inc., Term A Loans, 5.50%, 1/17/22	United States	1,743,874	1,748,234	0.08
Sinclair Television Group Inc., Tranche B Term Loans, 3.25%,
1/31/24	United States	1,917,038	1,924,019	0.09
[d] WXXA-TV LLC and WLAJ-TV LLC, Term A Loans, 5.50%, 1/17/22	United States	147,152	145,497	0.01
			21,056,304	1.01
Cable & Satellite
Charter Communications Operating LLC (CCO Safari), Term Loan
A-1, 2.75%, 5/18/21.	United States	13,696,973	13,701,863	0.66
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.244%,
7/17/25	United States	21,976,472	21,991,921	1.06
Mediacom LLC/US, Tranche K Term Loan, 3.20%, 2/15/24	United States	4,285,893	4,314,467	0.21
[d] UPC Financing Partnership, Facility AP, 3.744%, 4/15/25.	United States	12,244,000	12,303,690	0.59
Virgin Media Bristol LLC, I Facility, 3.744%, 1/31/25	United States	15,350,758	15,425,593	0.74
			67,737,534	3.26
Casinos & Gaming
Aristocrat Technologies Inc., Tranche B-2 Loans, 3.406%, 10/20/21	United States	4,488,189	4,532,034	0.22
Boyd Gaming Corp.,
[d]Refinancing Term B Loans, 5.50%, 9/15/23	United States	8,747,579	8,799,907	0.42
Term A Loan, 2.695%, 9/15/21.	United States	2,344,382	2,347,313	0.11
[d] Caesars Entertainment Operating Co. LLC., Term B Loans, 5.75%,
8/31/24	United States	1,537,575	1,529,246	0.07
[d] Eldorado Resorts Inc., Initial Term Loan, 5.25%, 4/17/24	United States	6,364,521	6,372,476	0.31
[d] Greektown Holdings LLC, Initial Term Loan, 6.00%, 4/25/24	United States	8,452,193	8,471,565	0.41
Las Vegas Sands LLC, Term B Loans, 2.99%, 3/29/24	United States	789,770	791,374	0.04
			32,843,915	1.58
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
[d]First Lien Initial Term Loan, 6.75%, 8/14/20	United States	16,369,730	15,933,198	0.77
Second Lien Initial Term Loan, 11.75%, 2/16/21.	United States	2,232,389	2,060,495	0.10
Foresight Energy LLC, Term Loans, 6.75%, 3/28/22	United States	22,009,569	21,397,439	1.03
Westmoreland Coal Co., Term Loan, 7.647%, 12/16/20	United States	3,719,623	3,431,352	0.16
			42,822,484	2.06
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	27,753,357	27,909,470	1.34
[d] Ineos U.S. Finance LLC., 2024 Dollar Term Loan, 3.743%, 3/31/24	United States	9,167,120	9,234,443	0.45
			37,143,913	1.79
Communications Equipment
Ciena Corp., Refinancing Term Loan, 3.493%, 1/28/22	United States	8,788,166	8,859,570	0.43
CommScope Inc., Tranche 5 Term Loans, 3.493%, 12/29/22	United States	8,427,924	8,494,572	0.41
			17,354,142	0.84
Construction Machinery & Heavy Trucks
[d] Allison Transmission Inc., Term Loans, 2.99%, 9/23/22	United States	20,008,254	20,231,967	0.97

|2

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets
[c] Senior Floating Rate Interests (continued)
Data Processing & Outsourced Services
Global Payments Inc., Delayed Draw Term Loan (A-2), 3.196%,
10/31/21	United States	$17,488,131	$17,520,922	0.84
MoneyGram International Inc., Term Loan, 4.397%, 3/27/20	United States	11,928,807	11,956,147	0.58
[d] Neustar Inc., Term Loan B1, 6.25%, 9/01/19	United States	372,000	377,987	0.02
			29,855,056	1.44
Diversified Chemicals
[d] Chemours Co., Tranche B-1 US Term Loans, 3.49%, 5/12/22.	United States	23,190,993	23,346,813	1.12
[d] Huntsman International LLC, Term Loan B, 3.743%, 10/01/21	United States	1,797,594	1,817,244	0.09
[d] OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	13,839,985	14,272,484	0.69
Unifrax I LLC, Initial Dollar Term Loans, 4.90%, 4/04/24.	United States	2,786,957	2,799,730	0.14
			42,236,271	2.04
Diversified Metals & Mining
[d] FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%,
6/30/19	Australia	28,905,792	29,119,058	1.40
Diversified Real Estate Activities
Realogy Group LLC, Initial Term A Loans, 2.99%, 10/23/20	United States	6,738,433	6,751,068	0.33
Diversified Support Services
Ventia Pty. Ltd., Term B Loans (USD), 4.662%, 5/21/22	Australia	3,930,521	3,969,826	0.19
Electric Utilities
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.65%,
6/28/23	United States	2,422,836	2,444,036	0.12
Electronic Equipment & Instruments
Zebra Technologies Corp., Second Amendment Refinancing Term
Loan, 3.60%, 10/27/21.	United States	858,259	867,649	0.04
Fertilizers & Agricultural Chemicals
[d] Mosaic Co., Term Loan A, 4.50%, 11/18/21	United States	2,299,581	2,285,209	0.11
Food Distributors
[d] Aramark Corp., U.S. Term A Loan, 4.75%, 3/28/22	United States	6,364,521	6,386,402	0.31
Forest Products
Appvion Inc., Term Loan, 7.75%, 6/28/19.	United States	13,853,531	13,524,510	0.65
General Merchandise Stores
[d] 99 Cents Only Stores, Tranche B-2 Loan, 4.554% - 4.647%, 1/11/19 .	United States	22,269,286	20,947,047	1.01
Dollar Tree Inc., Term A-1 Loans, 2.75%, 7/06/20	United States	4,867,003	4,853,254	0.23
[d] Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	30,076,824	27,557,890	1.33
			53,358,191	2.57
Health Care Distributors
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan
B, 3.897%, 9/24/24	United States	10,360,000	10,372,308	0.50
Health Care Equipment
Carestream Health Inc., Term Loan, 5.147%, 6/07/19	United States	3,475,469	3,454,835	0.17
Health Care Facilities
[d] Community Health Systems Inc., 2019 Term A Loans, 3.493% -
3.554%, 1/27/19	United States	17,138,649	17,157,398	0.83
HCA Inc., Tranche A-5 Term Loan, 2.493%, 6/10/20	United States	9,765,485	9,785,017	0.47
			26,942,415	1.30

|3

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Health Care Services
[d] DaVita Healthcare Partners Inc., Tranche A Term Loan, 2.993%,
6/24/19	United States	$6,982,426	$7,015,159	0.34
Envision Healthcare Corp. (Emergency Medical), Initial Term Loans,
4.15%, 12/01/23	United States	6,867,298	6,942,948	0.33
[d] US Renal Care Inc., Intial Term Loan, 7.25%, 12/31/22	United States	1,458,554	1,374,232	0.07
			15,332,339	0.74
Hotels, Resorts & Cruise Lines
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 2.991%,
10/25/23	United States	9,989,975	10,089,875	0.49
[d] Station Casinos LLC, Revolving Commitment, 5.50%, 6/08/21	United States	4,116,000	3,946,215	0.19
			14,036,090	0.68
Household Products
Spectrum Brands Inc.,
Term Loans, 2.852% - 3.486%, 6/23/22.	United States	4,646,273	4,689,832	0.22
[d]USD Term Loans, 5.00%, 6/23/22	United States	550,140	554,190	0.03
			5,244,022	0.25
Independent Power Producers & Energy Traders
[d] Calpine Construction Finance Co. LP, Term B-1 Loan, 3.24%, 5/03/20.	United States	33,506,166	33,631,814	1.62
Calpine Corp., Term Loan (B5), 3.90%, 1/15/24	United States	9,221,043	9,264,271	0.45
[d] Helix Gen Funding LLC, Term Loan B, 6.75%, 5/01/24	United States	19,257,016	19,502,543	0.94
Lightstone Holdco LLC,
Initial Term B Loan, 5.539%, 1/30/24	United States	9,501,798	9,567,968	0.46
Initial Term C Loan, 5.50%, 1/30/24	United States	586,192	590,274	0.03
NRG Energy Inc., Term Loans, 3.243%, 6/30/23.	United States	40,509,949	40,733,605	1.96
			113,290,475	5.46
Industrial Machinery
Harsco Corp., Initial Term Loan, 6.00%, 11/02/23	United States	1,579,332	1,613,880	0.08
[d] Mueller Water Products Inc., Loans, 3.493% - 3.647%, 11/25/21	United States	5,218,387	5,285,793	0.25
Navistar Inc., Tranche B Term Loans, 5.00%, 8/07/20	United States	28,162,482	28,561,460	1.38
[e] Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%,
7/30/21	Australia	20,677,241	13,646,979	0.66
			49,108,112	2.37
Integrated Telecommunication Services
[d] Consolidated Communications Inc., Term Loan B-2, 6.00%, 10/05/23 .	United States	2,060,159	2,077,670	0.10
Global Tel*Link Corp.,
[d]Second Lien Term Loan, 9.00%, 11/20/20	United States	3,374,143	3,365,708	0.16
Term Loan, 5.00%, 5/23/20	United States	3,586,241	3,586,241	0.17
[d] Securus Technologies Holdings Inc., Second Lien Term Loan, 9.00%,
4/17/21	United States	666,667	666,042	0.03
Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan,
2.991%, 1/19/21	United States	45,000,000	45,309,375	2.19
			55,005,036	2.65
Internet Software & Services
Rackspace Hosting Inc., 2016 Refinancing Term B Loan, 4.535%,
11/03/23	United States	2,632,219	2,653,880	0.13

|4

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets
[c] Senior Floating Rate Interests (continued)
IT Consulting & Other Services
Gartner Inc., Tranche A Term Loans, 2.993%, 3/21/22	United States	$1,609,890	$1,616,933	0.08
Sungard Availability Services Capital Inc., Tranche B Term Loan,
6.00%, 3/29/19	United States	33,643,257	33,306,825	1.60
			34,923,758	1.68
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.897%, 5/28/21	United States	14,908,273	14,861,684	0.72
[d] Fitness International LLC, Term A Loan, 4.243%, 4/01/20	United States	18,892,810	18,892,810	0.91
			33,754,494	1.63
Life Sciences Tools & Services
[d] Quintiles IMS Inc., Term Loan B, 5.00%, 3/02/24	United States	10,473,750	10,582,855	0.51
Marine
Navios Maritime Partners LP, Initial Term Loan, 6.13%, 9/14/20	Greece	7,900,000	7,807,831	0.38
Metal & Glass Containers
Owens-Brockway Glass Container Inc., Term A Loan, 2.695% -
2.742%, 4/22/20	United States	12,074,024	12,074,023	0.58
Movies & Entertainment
AMC Entertainment Holdings Inc., 2016 Incremental Term
Commitments, 3.742%, 12/15/23	United States	1,622,275	1,635,862	0.08
Cinemark USA Inc., Amended Term Loan Facility, 3.24%, 5/08/22	United States	591,635	598,414	0.03
[d] Lions Gate Entertainment Corp., Term A Loan, 3.482%, 12/08/21	United States	37,260,516	37,470,106	1.81
Live Nation Entertainment Inc., Term B-2 Loans, 3.50%, 10/31/23	United States	3,318,107	3,344,529	0.16
Regal Cinemas Corp., Term Loan, 3.493%, 4/01/22	United States	9,455,358	9,569,853	0.46
			52,618,764	2.54
Office Services & Supplies
Conduent Business Services LLC, Delayed Draw Term A Loan,
3.243%, 12/07/21	United States	4,000,000	3,992,500	0.19
Oil & Gas Equipment & Services
McDermott Finance LLC, Term Loan, 8.397%, 4/16/19	United States	5,576,441	5,663,573	0.27
Oil & Gas Exploration & Production
[d] Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	47,519,428	46,509,640	2.24
UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	20,580,921	19,069,520	0.92
			65,579,160	3.16
Oil & Gas Storage & Transportation
Energy Transfer Equity LP, Loans, 3.733%, 2/02/24.	United States	9,111,141	9,137,172	0.44
International Seaways Inc., Initial Term Loan, 5.79%, 8/05/19	United States	7,798,585	7,792,088	0.38
OSG Bulk Ships Inc., Initial Term Loan, 5.29%, 8/05/19.	United States	8,918,069	8,791,727	0.42
[d] Strike LLC, Term Loan, 9.291%, 11/10/22	United States	3,061,250	3,122,475	0.15
			28,843,462	1.39
Packaged Foods & Meats
[d] CSM Bakery Supplies LLC,
Second Lien Term Loan, 8.90%, 7/03/21	United States	7,271,086	6,271,312	0.30
Term Loans, 5.15%, 7/03/20	United States	4,724,330	4,421,183	0.22
[d] JBS USA LUX SA, New Initial Term Loans, 3.483%, 10/30/22	Brazil	22,150,662	22,257,960	1.07
Pinnacle Foods Finance LLC, Initial Term Loans, 2.983%, 2/03/24	United States	1,268,192	1,277,609	0.06
			34,228,064	1.65
Paper Packaging
Caraustar Industries Inc., Refinancing Term Loans, 6.647%, 3/14/22 .	United States	12,349,874	12,465,654	0.60

|5

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Personal Products
Coty Inc., Term A Loan, 2.483%, 10/27/20	United States	$16,877,922	$16,863,863	0.81
[d] FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%,
4/19/19	United States	43,427,173	42,015,789	2.03
			58,879,652	2.84
Pharmaceuticals
[d] Endo Luxembourg Finance Co. I S.A.R.L and Endo LLC, Initial Term
Loans, 7.25%, 4/27/24	United States	19,467,216	19,591,924	0.94
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.195%, 1/31/25	United States	19,665,848	19,751,925	0.95
Horizon Pharma Inc., Second Amendment Refinancing Term Loans,
4.75%, 3/29/24	United States	4,483,228	4,516,852	0.22
RPI Finance Trust,
Term A-2 Term Loan, 3.397%, 10/14/20	United States	4,265,322	4,273,319	0.21
[d]Term B-6 Term Loan, 3.153%, 3/13/23	United States	5,278,478	5,305,694	0.25
[d] Valeant Pharmaceuticals International Inc., Series F Tranche B Term
Loan, 5.74%, 4/01/22	United States	25,539,812	25,702,092	1.24
			79,141,806	3.81
Restaurants
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Term B Loans, 2.994%, 6/16/23	United States	4,481,974	4,511,856	0.22
[d] NPC International Inc., Second Lien Initial Term Loan, 10.50%,
4/20/25	United States	4,842,941	4,912,558	0.23
			9,424,414	0.45
Retail REITs
Capital Automotive LP, Tranche B-2 Term Loan, 4.00%, 3/24/24	United States	4,522,542	4,565,881	0.22
Semiconductor Equipment
MKS Instruments Inc., Tranche B-2 Term Loans, 3.743%, 5/01/23	United States	1,224,493	1,239,034	0.06
Semiconductors
[d] MACOM Technology Solutions Holdings Inc., Initial Term Loans,
3.989%, 5/07/21	United States	17,856,199	18,124,042	0.87
ON Semiconductor Corp., 2017 Replacement Term Loans, 3.243%,
3/31/23	United States	9,104,029	9,167,429	0.44
			27,291,471	1.31
Specialized Consumer Services
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.15%, 3/15/22	United States	14,793,884	14,832,718	0.71
NVA Holdings Inc.,
Second Lien Term Loan, 8.147%, 8/14/22	United States	1,165,278	1,177,416	0.06
[d]Term Loan B-2, 4.647%, 8/14/21	United States	3,830,333	3,869,836	0.19
Sabre GLBL Inc.,
Incremental Term A Loan, 3.493%, 7/18/21	United States	13,115,585	13,167,497	0.63
Term B Loan, 3.743%, 2/22/24.	United States	1,561,916	1,578,511	0.08
			34,625,978	1.67

|6

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

[c] Senior Floating Rate Interests (continued)
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., Term B-1 Dollar Loans,
3.647%, 2/01/23	United States	$5,579,055	$5,641,836	0.27
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	14,400,462	14,490,465	0.70
Solenis International LP and Solenis Holdings 3 LLC, Second Lien
Term Loan, 7.804%, 7/31/22.	United States	3,270,000	3,250,380	0.16
			23,382,681	1.13
Specialty Stores
[d] PetSmart Inc., Tranche B-2 Loans, 4.02%, 3/11/22	United States	47,002,403	43,389,093	2.09
Technology Distributors
Dell International LLC,
Term A-1 Loan, 3.00%, 12/31/18	United States	5,063,376	5,070,657	0.25
Term A-3 Loan, 3.00%, 12/31/18	United States	37,317,996	37,415,173	1.80
			42,485,830	2.05
Technology Hardware, Storage & Peripherals
Western Digital Corp.,
[d]Term A Loan, 2.993%, 4/29/21.	United States	10,219,643	10,300,552	0.50
US Term B-2 Loan, 3.743%, 4/29/23.	United States	3,330,178	3,360,982	0.16
			13,661,534	0.66
Tires & Rubber
[d] The Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.99%,
4/30/19	United States	6,937,937	7,021,768	0.34
Trucking
The Hertz Corp., Tranche B-1 Term Loan, 3.743%, 6/30/23	United States	26,316,493	26,380,231	1.27
Pilot Travel Centers LLC, Initial Tranche B Term Loans, 2.993%,
5/25/23	United States	8,079,750	8,143,718	0.39
			34,523,949	1.66
Total Senior Floating Rate Interests
(Cost $1,636,194,045)			1,630,694,042	78.57

Asset-Backed Securities
Other Diversified Financial Services
[f] Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,115,173	0.05
[c,f] Ballyrock CLO LLC, 2014-1A, BR, 144A, FRN, 3.256%, 10/20/26	United States	2,100,000	2,104,221	0.10
[c,f] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.338%,
7/15/26	United States	8,625,000	8,641,129	0.42
[c,f] Bluemountain CLO Ltd., 2012-2A, AR, 144A, FRN, 2.472%, 11/20/28 .	United States	10,790,000	10,877,615	0.52
[c,f] Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 2.578%, 4/15/29	United States	22,000,000	22,001,980	1.06
[c,f] Carlyle Global Market Strategies CLO Ltd.,
2014-2A, AR, 144A, FRN, 2.289%, 5/15/25	United States	3,200,000	3,200,800	0.16
2015-2A, A1, 144A, FRN, 2.64%, 4/27/27	United States	2,800,000	2,802,856	0.14
[c,f] Carlyle U.S. CLO Ltd., 2017-1A, A1A, 144A, FRN, 2.391%, 4/20/31	United States	12,600,000	12,645,990	0.61

|7

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Asset-Backed Securities (continued)
Other Diversified Financial Services (continued)
[c,f] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.039%, 1/30/25	United States	$800,000	$801,888	0.04
2014-22A, A1R, 144A, FRN, 2.444%, 11/07/26	United States	7,510,000	7,540,115	0.36
2014-22A, BR, 144A, FRN, 3.984%, 11/07/26	United States	3,200,000	3,200,480	0.15
[c,f] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.358%, 7/15/26	United States	2,650,000	2,651,219	0.13
[f] Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	1,100,000	1,094,786	0.05
[c,f] Flatiron CLO Ltd., 2014-1A, A1R, 144A, FRN, 2.338%, 7/17/26	United States	21,500,000	21,505,160	1.04
[f] Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%,
10/20/24	United States	1,190,000	1,201,007	0.06
[c,f] LCM XXI LP, 21A, A, 144A, FRN, 2.706%, 4/20/28	United States	11,630,000	11,700,827	0.56
[c,f] LCM XXIV Ltd., 24A, A, 144A, FRN, 2.546%, 3/20/30	United States	26,400,000	26,403,960	1.27
[c,f] Madison Park Funding Ltd., 2016-21A, A1, 144A, FRN, 2.568%,
7/25/29	United States	7,100,000	7,121,442	0.34
[c,f] Magnetite XIV Ltd., 2015-14A, A, 144A, FRN, 2.548%, 7/18/28	United States	1,460,000	1,471,826	0.07
[c,f] Octagon Investment Partners 24 Ltd., 2015-1A, A1, 144A, FRN,
2.502%, 5/21/27	United States	1,530,000	1,536,824	0.07
[c,f] Octagon Investment Partners 30 Ltd., 144A, FRN, 2.355%, 3/17/30	United States	11,942,857	11,972,833	0.58
[c,f] Octagon Investment Partners XIX Ltd., 2014-14, AR, 144A, FRN,
2.258%, 4/15/26	United States	13,530,000	13,513,899	0.65
[c,f] Octagon Investment Partners XVII Ltd., 2013-1A, A1, 144A, FRN,
2.486%, 10/25/25	United States	8,610,000	8,634,022	0.42
[c,f] Voya CLO Ltd., 2015-1A, A1, 144A, FRN, 2.638%, 4/18/27	United States	3,210,000	3,219,630	0.16
[c,f] Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 4.258%, 10/17/26	United States	480,000	481,522	0.02
Total Asset-Backed Securities (Cost $187,149,080)			187,441,204	9.03

Total Investments before Short Term Investments
(Cost $1,831,280,343)			1,821,899,604	87.78

Short Term Investments
U.S. Government and Agency Securities
[g] FHLB, 5/01/17	United States	80,000,000	80,000,000	3.86
[g] U.S. Treasury Bill, 6/22/17	United States	31,600,000	31,568,463	1.52
Total U.S. Government and Agency Securities
(Cost $111,569,398)			111,568,463	5.38

|8

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Floating Rate Master Series (continued)
		Principal		% of Net
	Country	Amount*	Value	Assets

Repurchase Agreements (Cost $369,917,174)
[h] Joint Repurchase Agreement, 0.797%, 5/01/17
(Maturity Value $369,941,736)
BNP Paribas Securities Corp. (Maturity Value $148,694,381)
Deutsche Bank Securities Inc. (Maturity Value $16,795,355)
HSBC Securities (USA) Inc. (Maturity Value $148,694,381)
Merrill Lynch, Pierce, Fenner & Smith Inc.
(Maturity Value $55,757,619)
Collateralized by U.S. Government Agency Securities, 0.75% -
2.375%, 4/09/18 - 4/05/22 [g]U.S. Treasury Bill, 6/08/17 -
11/09/17; U.S. Treasury Note, 0.75% - 2.125%, 7/15/19 -
8/15/21; and U.S. Treasury Note, Index Linked, 0.125%, 4/15/19
(valued at $377,583,140)	United States	369,917,174	$369,917,174	17.82
Total Investments (Cost $2,312,766,915)			2,303,385,241	110.98
Other Assets, less Liabilities			(227,837,243)	(10.98)
Net Assets			$2,075,547,998	100.00

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 5 regarding restricted securities.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security purchased on a delayed delivery basis.
eAt April 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security atperiodend.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
gThe security was issued on a discount basis with no stated coupon rate.
hInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2017, all repurchase agreements had been entered into on April 28, 2017.

At April 30, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
Unamortized
	Periodic				Upfront
	Payment		Notional	Expiration	Payments Unrealized Unrealized
Description	Rate	Exchange	Amount	Date	(Receipts) Appreciation Depreciation	Value	Rating
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Traded Index
CDX.NA.HY.26	5.00%	ICE	$26,631,000	6/20/21	$(2,078,220) $ – $(409,327)	$(2,487,547)
See Abbreviations on page 18.

|9

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin Lower Tier Floating Rate Fund
		Principal
	Country	Amount*	Value
[a] Senior Floating Rate Interests 99.4%
Aerospace & Defense 5.0%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	$16,536,432	$16,026,564
Agricultural Products 0.3%
[b] Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.156%, 7/16/21	United States	1,000,000	1,003,125
Apparel Retail 2.0%
[b] Ascena Retail Group Inc., Tranche B Term Loan, 5.50%, 8/21/22	United States	7,304,825	6,619,998
Coal & Consumable Fuels 1.6%
[b] Bowie Resource Holdings LLC, First Lien Initial Term Loan, 6.75%, 8/14/20	United States	185,942	180,983
Westmoreland Coal Co., Term Loan, 7.647%, 12/16/20	United States	5,388,957	4,971,314
			5,152,297
Diversified Chemicals 1.7%
[b] OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	5,380,784	5,548,933
General Merchandise Stores 25.2%
[b] 99 Cents Only Stores, Tranche B-2 Loan, 4.554% - 4.647%, 1/11/19	United States	52,026,690	48,937,606
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	35,516,354	32,541,859
			81,479,465
Health Care Equipment 0.0%†
Carestream Health Inc., Term Loan, 5.147%, 6/07/19	United States	31,783	31,594
Industrial Machinery 3.0%
[c] Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	14,961,637	9,874,680
Integrated Telecommunication Services 4.5%
Global Tel*Link Corp., Second Lien Term Loan, 9.00%, 11/20/20	United States	5,095,856	5,083,117
Securus Technologies Holdings Inc., Second Lien Term Loan, 9.00%, 4/17/21	United States	9,556,000	9,547,046
			14,630,163
IT Consulting & Other Services 10.1%
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	32,828,406	32,500,122
Oil & Gas Exploration & Production 19.2%
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18.	United States	19,756,767	19,336,936
[b] UTEX Industries Inc.,
First Lien Initial Term Loan, 5.00%, 5/21/21.	United States	44,582,705	41,308,685
Second Lien Initial Term Loan, 8.25%, 5/20/22	United States	1,500,000	1,316,250
			61,961,871
Oil & Gas Storage & Transportation 1.5%
International Seaways Inc., Initial Term Loan, 5.79%, 8/05/19	United States	4,983,198	4,979,047
Packaged Foods & Meats 8.3%
[b] CSM Bakery Supplies LLC,
Second Lien Term Loan, 8.90%, 7/03/21	United States	16,927,258	14,599,760
Term Loans, 5.15%, 7/03/20	United States	13,032,837	12,196,559
			26,796,319
Paper Packaging 4.5%
Caraustar Industries Inc., Refinancing Term Loans, 6.647%, 3/14/22	United States	14,272,249	14,406,051
Personal Products 2.3%
[b] FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	7,590,052	7,343,375
Specialty Chemicals 7.8%
HII Holding Corp., Second Lien Term Loan, 9.75%, 12/21/20	United States	9,477,092	9,666,634
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	15,510,000	15,606,938
			25,273,572

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Lower Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[a] Senior Floating Rate Interests (continued)
Specialty Stores 2.4%
[b] PetSmart Inc., Tranche B-2 Loans, 4.02%, 3/11/22.	United States	$8,250,000	$7,615,781
Total Senior Floating Rate Interests
(Cost $306,411,832)			321,242,957
Other Assets, less Liabilities 0.6%			1,870,975
Net Assets 100.0%.			$323,113,932

See Abbreviations on page 18.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cAt April 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

|11

FRANKLIN FLOATING RATE MASTER TRUST

Statement of Investments, April 30, 2017 (unaudited)
Franklin Middle Tier Floating Rate Fund
		Principal
	Country	Amount*	Value
[a] Senior Floating Rate Interests 96.4%
Aerospace & Defense 7.0%
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20.	United States	$5,623,654	$5,450,260
Term B Loans, 4.647%, 4/09/20.	United States	14,850,280	14,565,644
			20,015,904
Air Freight & Logistics 0.1%
XPO Logistics Inc., Loans, 3.405%, 11/01/21	United States	394,536	396,657
Apparel Retail 2.5%
Ascena Retail Group Inc., Tranche B Term Loan, 5.50%, 8/21/22	United States	7,500,000	6,796,875
The Men’s Wearhouse Inc., Tranche B Term Loan, 4.50% - 4.563%, 6/18/21.	United States	181,452	174,647
			6,971,522
Auto Parts & Equipment 0.2%
TI Group Automotive Systems LLC, Initial US Term Loan, 3.743%, 6/30/22	United States	612,980	617,577
Casinos & Gaming 0.1%
[b] Caesars Entertainment Operating Co. LLC., Term B Loans, 5.75%, 8/31/24	United States	389,276	387,167
Commodity Chemicals 10.2%
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	28,794,874	28,956,846
Diversified Chemicals 2.6%
Chemours Co., Tranche B-1 US Term Loans, 3.49%, 5/12/22	United States	2,338,696	2,354,410
OCI Beaumont LLC, Term B-3 Loan, 8.025%, 8/20/19	United States	4,842,631	4,993,963
			7,348,373
Electric Utilities 0.3%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.65%, 6/28/23.	United States	708,584	714,784
Food Retail 0.7%
Smart & Final LLC, First Lien Term Loan, 4.493% - 4.647%, 11/15/22	United States	2,000,000	1,965,000
Forest Products 5.1%
Appvion Inc., Term Loan, 7.75%, 6/28/19	United States	14,882,251	14,528,797
General Merchandise Stores 5.5%
99 Cents Only Stores, Tranche B-2 Loan, 4.554% - 4.647%, 1/11/19	United States	16,707,926	15,715,893
Health Care Equipment 3.7%
Carestream Health Inc., Term Loan, 5.147%, 6/07/19	United States	10,514,706	10,452,280
Household Products 0.1%
Spectrum Brands Inc., Term Loans, 2.852% - 3.486%, 6/23/22	United States	154,604	156,053
Industrial Machinery 10.0%
Navistar Inc., Tranche B Term Loans, 5.00%, 8/07/20	United States	16,441,590	16,674,517
[c] Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	Australia	17,728,639	11,700,902
			28,375,419
Integrated Telecommunication Services 8.0%
Consolidated Communications Inc., Initial Term Loan, 4.00%, 10/05/23	United States	1,019,830	1,028,498
Global Tel*Link Corp., Term Loan, 5.00%, 5/23/20	United States	13,632,618	13,632,618
Securus Technologies Holdings Inc., Initial Term Loan, 4.75%, 4/30/20.	United States	7,947,180	7,962,081
			22,623,197
Leisure Facilities 4.1%
24 Hour Fitness Worldwide Inc., Term Loan, 4.897%, 5/28/21	United States	11,714,073	11,677,466
Marine 3.1%
Navios Maritime Partners LP, Initial Term Loan, 6.13%, 9/14/20	Greece	9,000,000	8,894,997

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FLOATING RATE MASTER TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Middle Tier Floating Rate Fund (continued)
		Principal
	Country	Amount*	Value
[a] Senior Floating Rate Interests (continued)
Oil & Gas Equipment & Services 2.2%
McDermott Finance LLC, Term Loan, 8.397%, 4/16/19	United States	$6,233,475	$6,330,874
Oil & Gas Exploration & Production 11.0%
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18.	United States	18,287,775	17,899,160
[b] UTEX Industries Inc., First Lien Initial Term Loan, 5.00%, 5/21/21	United States	14,354,480	13,300,330
			31,199,490
Personal Products 11.4%
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	33,414,991	32,329,004
Pharmaceuticals 0.5%
RPI Finance Trust, Term A-2 Term Loan, 3.397%, 10/14/20.	United States	1,552,406	1,555,317
Semiconductors 0.4%
MACOM Technology Solutions Holdings Inc., Initial Term Loans, 3.989%, 5/07/21	United States	1,069,699	1,085,745
Specialty Chemicals 3.0%
Oxbow Carbon LLC, Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	8,517,179	8,570,412
Specialty Stores 3.6%
PetSmart Inc., Tranche B-2 Loans, 4.02%, 3/11/22.	United States	10,997,432	10,152,005
Technology Hardware, Storage & Peripherals 1.0%
Western Digital Corp., US Term B-2 Loan, 3.743%, 4/29/23	United States	2,740,282	2,765,630
Total Senior Floating Rate Interests
(Cost $269,572,152)			273,786,409
Other Assets, less Liabilities 3.6%			10,224,396
Net Assets 100.0%.			$284,010,805

See Abbreviations on page 18.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bA portion or all of the security purchased on a delayed delivery basis.
cAt April 30, 2017, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.

|13

FRANKLIN FLOATING RATE MASTER TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or traded in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|14

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin Floating Rate Master Series - swaps

4. INCOME TAXES

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin	Franklin
	Franklin	Lower Tier	Middle Tier
	Floating Rate	Floating	Floating
	Master Series	Rate Fund	Rate Fund

Cost of investments	$2,312,393,195	$306,420,154	$270,275,582

Unrealized appreciation	$14,540,765	$18,321,358	$10,190,035
Unrealized depreciation	(23,548,718)	(3,498,555)	(6,679,208)
Net unrealized appreciation (depreciation)	$(9,007,953)	$14,822,803	$3,510,827

|15

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At April 30, 2017, investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Floating Rate Master Series
40,359	Warrior Met Coal Inc. (Value is 0.0%† of Net Assets)	7/31/14 - 9/19/14	$5,526,953	$693,213

†Rounds to less than 0.1% of net assets.

6. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At April 30, 2017, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
Franklin Floating Rate Master Series
BMC Software Finance, Inc., Initial U.S. Revolving Commitment, 9/10/18	$9,593,418

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

|16

FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

A summary of inputs used as of April 30, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$—	$3,071,145	$—	$3,071,145
Steel	—	—	693,213	693,213
Senior Floating Rate Interests	—	1,630,694,042	—	1,630,694,042
Asset-Backed Securities.	—	187,441,204	—	187,441,204
Short Term Investments	31,568,463	449,917,174	—	481,485,637
Total Investments in Securities	$31,568,463	$2,271,123,565	$693,213	$2,303,385,241

Other Financial Instruments:
Unfunded Loan Commitments.	$—	$408,897	$—	$408,897

Liabilities:
Other Financial Instruments:
Swap Contracts.	$—	$409,327	$—	$409,327

Franklin Lower Tier Floating Rate Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests	$—	$321,242,957	$—	$321,242,957

Franklin Middle Tier Floating Rate Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests	$—	$273,786,409	$—	$273,786,409

aIncludes common stocks.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

9. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

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FRANKLIN FLOATING RATE MASTER TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty/Exchange	Index		Selected Portfolio
ICE Intercontinental Exchange	CDX.NA.HY.Series number	CDX North America High Yield Index	CDO	Collateralized Debt Obligation
			CLO	Collateralized Loan Obligation
			FHLB	Federal Home Loan Bank
			FRN	Floating Rate Note

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   _/s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  _/s/Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date June 26, 2017

By __/s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 26, 2017